Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation actually paid to our named executive officers and certain financial performance measures of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” The following table sets forth information concerning the compensation of our principal executive officer (“PEO”) and our other named executive officers (“NEOs”) for each of fiscal years 2024 and 2025, alongside the Company’s total shareholder return (“TSR”) and net income (loss) for those years. As a smaller reporting company, we have not included disclosure with respect to the cumulative TSR of any peer group or a “Company Selected Measure.”

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	1,043,125	593,125	410,000	310,000	26	(13,473,000)
2024	1,140,939	580,938	678,433	123,433	14	(19,408,000)

Footnotes:

(1)	Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2025	Khurram P. Sheikh	Joy L. Mbanugo
2024	Khurram P. Sheikh	Joy L. Mbanugo

(2)	Compensation actually paid for the PEOs and average compensation actually paid for our non-PEOs in 2025 and 2024 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules:

PEO (Khurram P. Sheikh)

	2024	2025
Reported Summary Compensation Table Total	1,140,939	1,043,125
Less: Reported Fair Value of Equity Awards(a)	(560,001)	(450,000)
Add: Year End Fair Value of Equity Awards Granted During Year(b)(i)	-	-
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year(b)(ii)	-	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year(b)(iii)	-	-
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)(iv)	-	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)(v)	-	-
Add: Fair Value of Incremental Dividends or Earnings Paid on Equity Awards(b)(vi)	-	-
Total Compensation Actually Paid	580,938	593,125

Non-PEOs NEOs (average)
	2024	2025
Reported Summary Compensation Table Total	678,433	410,000
Less: Reported Fair Value of Equity Awards(a)	(552,000)	(100,000)
Add: Year End Fair Value of Equity Awards Granted During Year(b)(i)	-	-
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year(b)(ii)	-	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year(b)(iii)	-	-
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)(iv)	-	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)(v)	-	-
Add: Fair Value of Incremental Dividends or Earnings Paid on Equity Awards(b)(vi)	-	-
Total Compensation Actually Paid	123,433	310,000

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the applicable year. The assumptions used to calculate the fair values set forth in the table above are computed in accordance with ASC 718 and did not differ materially from those used to calculate the grant date fair value for each award.

Most Important Measures

As a smaller reporting company, we are not required to provide tabular disclosure of our most important financial performance measures.

Relationship Between Compensation Actually Paid and Performance

The graphics below illustrate the relationship between the Compensation Actually Paid to the PEO and the average of the non-PEO NEOs and (i) total shareholder return for the Company and (ii) net income, in each case, for fiscal 2024 and fiscal 2025.

This graph compares Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs with the Company’s total shareholder return. TSR assumes an initial fixed investment of $100 immediately prior to the beginning of fiscal year 2024 and reflects cumulative returns through the end of each fiscal year. The Company has not included peer group TSR, consistent with scaled disclosure requirements applicable to smaller reporting companies.

This graph compares Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non PEO NEOs with the Company’s net income (loss) for each of fiscal years 2024 and 2025.

Overall, variations in Compensation Actually Paid during the periods presented are influenced by (i) changes in the fair value of equity awards in accordance with ASC 718 and Item 402(v) of Regulation S K, (ii) the timing of equity grants, including additional option awards granted during fiscal year 2025, and (iii) the Company’s operating performance, including net losses incurred in both years presented.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (Loss) ($)
2025	1,043,125	593,125	410,000	310,000	26	(13,473,000)
2024	1,140,939	580,938	678,433	123,433	14	(19,408,000)

Footnotes:

(1)	Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2025	Khurram P. Sheikh	Joy L. Mbanugo
2024	Khurram P. Sheikh	Joy L. Mbanugo

(2)	Compensation actually paid for the PEOs and average compensation actually paid for our non-PEOs in 2025 and 2024 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules:

Non-PEO NEO Average Total Compensation Amount	$ 410,000	$ 678,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ 310,000	123,433
Adjustment to Non-PEO NEO Compensation Footnote

PEO (Khurram P. Sheikh)

	2024	2025
Reported Summary Compensation Table Total	1,140,939	1,043,125
Less: Reported Fair Value of Equity Awards(a)	(560,001)	(450,000)
Add: Year End Fair Value of Equity Awards Granted During Year(b)(i)	-	-
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year(b)(ii)	-	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year(b)(iii)	-	-
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)(iv)	-	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)(v)	-	-
Add: Fair Value of Incremental Dividends or Earnings Paid on Equity Awards(b)(vi)	-	-
Total Compensation Actually Paid	580,938	593,125

Non-PEOs NEOs (average)
	2024	2025
Reported Summary Compensation Table Total	678,433	410,000
Less: Reported Fair Value of Equity Awards(a)	(552,000)	(100,000)
Add: Year End Fair Value of Equity Awards Granted During Year(b)(i)	-	-
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year(b)(ii)	-	-
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year(b)(iii)	-	-
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)(iv)	-	-
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(b)(v)	-	-
Add: Fair Value of Incremental Dividends or Earnings Paid on Equity Awards(b)(vi)	-	-
Total Compensation Actually Paid	123,433	310,000

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise included in the total compensation for the applicable year. The assumptions used to calculate the fair values set forth in the table above are computed in accordance with ASC 718 and did not differ materially from those used to calculate the grant date fair value for each award.

Compensation Actually Paid vs. Total Shareholder Return

This graph compares Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs with the Company’s total shareholder return. TSR assumes an initial fixed investment of $100 immediately prior to the beginning of fiscal year 2024 and reflects cumulative returns through the end of each fiscal year. The Company has not included peer group TSR, consistent with scaled disclosure requirements applicable to smaller reporting companies.

This graph compares Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non PEO NEOs with the Company’s net income (loss) for each of fiscal years 2024 and 2025.

Overall, variations in Compensation Actually Paid during the periods presented are influenced by (i) changes in the fair value of equity awards in accordance with ASC 718 and Item 402(v) of Regulation S K, (ii) the timing of equity grants, including additional option awards granted during fiscal year 2025, and (iii) the Company’s operating performance, including net losses incurred in both years presented.

Compensation Actually Paid vs. Net Income

This graph compares Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non PEO NEOs with the Company’s net income (loss) for each of fiscal years 2024 and 2025.

Overall, variations in Compensation Actually Paid during the periods presented are influenced by (i) changes in the fair value of equity awards in accordance with ASC 718 and Item 402(v) of Regulation S K, (ii) the timing of equity grants, including additional option awards granted during fiscal year 2025, and (iii) the Company’s operating performance, including net losses incurred in both years presented.

Total Shareholder Return Amount	$ 26	14
Net Income (Loss) Attributable to Parent	(13,473,000,000)	(19,408,000,000)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	593,125	580,938
PEO [Member] | Reported Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,043,125	1,140,939
PEO [Member] | Reported Fair Valueof Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(450,000)	(560,001)
PEO [Member] | Year End Fair Valueof Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Vesting Dateof Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Equity Awards Grantedin Prior Yearsthat Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Equity Awardsthat Failedto Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Incremental Dividendsor Earnings Paidon Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	310,000	123,433
Non-PEO NEO [Member] | Reported Summary Compensation Table Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	410,000	678,433
Non-PEO NEO [Member] | Reported Fair Valueof Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,000)	(552,000)
Non-PEO NEO [Member] | Year End Fair Valueof Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Vesting Dateof Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Awards Grantedin Prior Yearsthat Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Awardsthat Failedto Meet Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Incremental Dividendsor Earnings Paidon Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Compensation Tablefor P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,043,125	1,140,939
Compensation Actually Paidto P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	$ 593,125	$ 580,938